Shareholder Report, Average Annual Return (Details) 194519_LHA Market State Tactical Beta ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	60 Months Ended	69 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
LHA Market State™ Tactical Beta ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LHA Market State™ Tactical Beta ETF NAV
Average Annual Return, Percent		15.71%	8.07%	11.14%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		22.32%	13.41%	16.82%